Assets held for sale (Tables)	6 Months Ended
Jun. 30, 2025
Assets held for sale
Summary of major classes of assets and liabilities held for sale

June 30,
2025
$'m

Non‑current assets
Property, plant and equipment	50.8
Right-of-use assets	17.6
Goodwill	8.4
Other intangible assets	2.3

Current assets
Inventories	1.1
Trade and other receivables	18.4
Cash and cash equivalents	1.3
Assets held for sale	99.9

Non‑current liabilities
Lease liabilities	(14.8)
Provisions for other liabilities and charges	(1.9)
Deferred income tax liabilities	(3.0)

Current liabilities
Trade and other payables	(7.4)
Income tax payable	(3.2)
Lease liabilities	(4.7)
Liabilities held for sale	(35.0)